Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,293,911	$ 474,422	¥ 2,152,647	$ 310,046	¥ 1,054,416	¥ 1,138,613
Short-term investments	2,430,091	350,006	1,955,315
Prepaid expenses and other current assets	377,219	54,331	338,677
Total current assets	7,531,760	1,084,800	5,742,475
Non-current assets:
Other non-current assets	34,037	4,902	21,512
Total non-current assets	1,860,266	267,934	1,787,601
Total assets	9,392,026	1,352,734	7,530,076
Current liabilities:
Accrued expenses and other payables	1,151,547	165,859	833,473
Total current liabilities	2,544,040	366,419	2,156,534
Total liabilities	3,040,813	437,969	2,679,040
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	3,006,152	432,976	2,787,103
Accumulated other comprehensive income	125,009	18,005	62,753
Retained earnings	3,221,459	463,987	1,993,545
Total shareholders' equity	6,360,404	916,089	4,851,036
Total liabilities and equity	9,392,026	1,352,734	7,530,076
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7,784	1,121	3,452
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	0	0	4,183
Parent Company [Member]
Current assets:
Cash and cash equivalents	57,505	8,282	136,810	$ 19,705	¥ 234,034	¥ 630,670
Short-term investments	486,341	70,048	667,911
Prepaid expenses and other current assets	26,113	3,761	10,397
Total current assets	569,959	82,091	815,118
Non-current assets:
Other non-current assets	5,936	855	7,173
Investment in subsidiaries and VIEs	5,807,841	836,503	4,047,714
Total non-current assets	5,813,777	837,358	4,054,887
Total assets	6,383,736	919,449	4,870,005
Current liabilities:
Accrued expenses and other payables	20,660	2,975	16,327
Due to subsidiaries	2,672	385	2,642
Total current liabilities	23,332	3,360	18,969
Total liabilities	23,332	3,360	18,969
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	3,006,152	432,976	2,787,103
Accumulated other comprehensive income	125,009	18,005	62,753
Retained earnings	3,221,459	463,987	1,993,545
Total shareholders' equity	6,360,404	916,089	4,851,036
Total liabilities and equity	6,383,736	919,449	4,870,005
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7,784	1,121	3,452
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	¥ 0	$ 0	¥ 4,183